Initial Public Offering	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Osprey Technology Acquisition Corp [Member]
Initial Public Offering
NOTE 4—INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 31,625,000 Units, which includes the full exercise by the underwriters of their option to purchase an additional 4,125,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A
Common Stock
and
one-half
of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A
Common Stock
at a purchase price of $11.50 per share, subject to adjustment (see Note 8).

NOTE 5—INITIAL PUBLIC OFFERING
Pursuant to the Initial Public Offering, the Company sold 31,625,000 Units, which includes the full exercise by the underwriters of their option to purchase an additional 4,125,000 Units, at a purchase price of $10.00 per Unit. Each Unit consists of one share of Class A
Common Stock
and
one-half
of one warrant (“Public Warrant”). Each whole Public Warrant entitles the holder to purchase one share of Class A
Common Stock
at a purchase price of $11.50 per share, subject to adjustment (see Note 9).